Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
O.	SEGMENT INFORMATION

The Company’s reportable segments are as follows:

Cabinets and Related Products – principally includes assembled kitchen and bath cabinets; home office workstations; entertainment centers; storage products; bookcases; and kitchen utility products.

Plumbing Products – principally includes faucets; plumbing fittings and valves; showerheads and hand showers; bathtubs and shower enclosures; and spas.

Installation and Other Services – principally includes the sale, installation and distribution of insulation and other building products.

Decorative Architectural Products – principally includes paints and stains; and cabinet, door, window and other hardware.

Other Specialty Products – principally includes windows, window frame components and patio doors; staple gun tackers, staples and other fastening tools.

The above products and services are sold to the home improvement and new home construction markets through mass merchandisers, hardware stores, home centers, builders, distributors and other outlets for consumers and contractors.

The Company’s operations are principally located in North America and Europe. The Company’s country of domicile is the United States of America.

Corporate assets consist primarily of real property, equipment, cash and cash investments and other investments.

The Company’s segments are based upon similarities in products and services and represent the aggregation of operating units, for which financial information is regularly evaluated by the Company’s corporate operating executives in determining resource allocation and assessing performance and is periodically reviewed by the Board of Directors. Accounting policies for the segments are the same as those for the Company. The Company primarily evaluates performance based upon operating profit (loss) and, other than general corporate expense, allocates specific corporate overhead to each segment. The evaluation of segment operating profit (loss) also excludes the charge for litigation settlements, net, and the gain on sale of fixed assets, net.

Information about the Company by segment and geographic area was as follows, in millions:

	Net Sales (1) (2) (3) (4) (5)			Operating Profit (Loss) (5) (6)			Assets at December 31 (9) (10)
	2012	2011	2010	2012	2011	2010	2012	2011	2010
The Company’s operations by segment were:
Cabinets and Related Products	$939	$934	$1,161	$(89)	$(126)	$(253)	$700	$792	$843
Plumbing Products	2,955	2,913	2,692	307	322	331	2,012	1,959	1,866
Installation and Other Services	1,209	1,077	1,041	(19)	(79)	(798)	1,444	1,427	1,537
Decorative Architectural Products	1,818	1,670	1,693	329	196	345	799	770	851
Other Specialty Products	574	576	596	(31)	(401)	19	704	768	1,182

Total	$7,495	$7,170	$7,183	$497	$(88)	$(356)	$5,659	$5,716	$6,279

The Company’s operations by geographic area were:
North America	$6,046	$5,669	$5,823	$360	$(259)	$(507)	$4,363	$4,441	$5,063
International, principally Europe	1,499	1,501	1,360	137	171	151	1,296	1,275	1,216

Total, as above	$7,495	$7,170	$7,183	497	(88)	(356)	5,659	5,716	6,279
General corporate expense, net (7)				(126)	(118)	(110)
Charge for litigation settlements, net (8)				(77)	(9)	—

Gain from sales of fixed assets, net				8	—	—
Operating profit (loss), as reported				302	(215)	(466)
Other income (expense), net				(229)	(177)	(279)

Income (loss) from continuing operations before income taxes				$73	$(392)	$(745)

Corporate assets							1,013	1,339	1,596
Assets held for sale							203	242	265

Total assets							$6,875	$7,297	$8,140

	Property Additions (5)			Depreciation and Amortization (5)
	2012	2011	2010	2012	2011	2010
The Company’s operations by segment were:
Cabinets and Related Products	$15	$14	$32	$57	$66	$101
Plumbing Products	67	85	65	69	68	63
Installation and Other Services	11	9	6	30	32	33
Decorative Architectural Products	11	8	9	15	15	18
Other Specialty Products	11	17	18	21	48	26

	115	133	130	192	229	241
Unallocated amounts, principally related to corporate assets	2	6	4	11	16	20

Total	$117	$139	$134	$203	$245	$261

(1)	Included in net sales were export sales from the U.S. of $229 million, $241 million and $246 million in 2012, 2011 and 2010, respectively.

(2)	Excluded from net sales were intra-company sales between segments of approximately two percent of net sales in each of 2012, 2011 and 2010.

(3)	Included in net sales were sales to one customer of $2,143 million, $1,984 million and $1,993 million in 2012, 2011 and 2010, respectively. Such net sales were included in the following segments: Cabinets and Related Products, Plumbing Products, Decorative Architectural Products and Other Specialty Products.

(4)	Net sales from the Company’s operations in the U.S. were $5,793 million, $5,394 million and $5,618 million in 2012, 2011 and 2010, respectively.

(5)	Net sales, operating (loss) profit, property additions and depreciation and amortization expense for 2012, 2011 and 2010 excluded the results of businesses reported as discontinued operations in 2012, 2011 and 2010.

(6)	Included in segment operating profit (loss) for 2012 was an impairment charge for other intangible assets as follows: Other Specialty Products—$42 million. Included in segment operating (loss) profit for 2011 were impairment charges for goodwill and other intangible assets as follows: Plumbing Products—$1 million; Decorative Architectural Products—$75 million; and Other Specialty Products—$374 million. Included in segment operating (loss) profit for 2010 were impairment charges for goodwill and other intangible assets as follows: Plumbing Products—$1 million; and Installation and Other Services—$697 million.

(7)	General corporate expense, net included those expenses not specifically attributable to the Company’s segments.

(8)	The charge for litigation settlement, net in 2012 primarily relates to a business in the Installation and Other Services segment and in 2011 relates to business units in the Cabinets and Related Products and the Other Specialty Products segments.

(9)	Long-lived assets of the Company’s operations in the U.S. and Europe were $2,792 million and $465 million, $2,962 million and $455 million, and $3,681 million and $457 million at December 31, 2012, 2011 and 2010, respectively.

(10)	Segment assets for 2012 and 2011 excluded the assets of businesses reported as discontinued operations in the respective years.